UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22684

DAXOR CORPORATION
(Exact name of registrant as specified in charter)

350 Fifth Avenue
Suite 4740
New York, NY 10118
(Address of principal executive offices) (Zip code)

Michael Feldschuh
350 Fifth Avenue
Suite 4740
New York, NY 10118
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-330-8500

Date of fiscal year end: December 31, 2019

Date of reporting period: July 1, 2018 to June 30, 2019

It is the Registrant’s policy to generally vote in accordance with the position of the issuer’s management, unless it is determined by its Chief Executive Officer or Board of Directors that supporting management’s position would adversely affect the investment merits of owning the issuer’s security.  The Registrant may elect to not vote a proxy if the cost of voting, or time commitment required to vote a proxy outweighs the expected benefits of voting the proxy.  For each matter identified in the table below (unless otherwise noted): (a) the matter was proposed by the issuer; (b) the Fund would cast its vote on the matter; (c) the Fund would cast its vote for each proposal; and (d) the Fund would cast its vote with management.

Issuer	Symbol	CUSIP Number	Mtg. Date	Proposal *
American Electric Power	AEP	025537101	4/23/2019	1, 2, 3, 7
Avangrid Inc.	AGR	05351W103	6/27/2019	1, 2, 3
Avista Corporation Common	AVA	05379B107	5/9/2019	1, 2, 3
Centerpoint Energy, Inc	CNP	15189T107	4/25/2019	1, 2, 3
Centrus Energy	LEU	15643U104	6/6/2019	1, 2, 3
CMS ENERGY CORP	CMS	125896100	5/3/2019	1, 2, 3
DTE ENERGY CO	DTE	233331107	5/9/2019	1, 2, 3, 5
Edison International	EIX	281020107	4/25/2019	1, 2, 3, 5
Entergy Corporation	ETR	29364G103	5/3/2019	1, 2, 3, 6
Eversource Energy	ES	30040W108	5/1/2019	1, 2, 3
General Electric Company	GE	369604103	5/8/2019	1, 2, 3, 5, 7
Exelon Corporation	EXC	30161N101	4/30/2019	1, 2, 3
Firstenergy Corporation	FE	337932107	5/21/2019	1, 2, 3, 5, 7
NISOURCE INC	NI	65473P105	5/7/2019	1, 2, 3, 5, 7, 8
PG & E Corp.	PCG	69331C108	6/21/2019	1, 2, 3, 5, 7
Pinnacle West Capital	PNW	723484101	5/15/2019	1, 2, 3, 5
PNM Resources INC	PNM	69349H107	5/21/2019	1, 2, 3, 5
Enbridge Inc.	ENB	29250N105	5/8/2019	1, 2, 3, 6
WAB Tech	WAB	929740108	5/17/19	1, 2, 3
WEC Energy Group	WEC	92939U106	5/2/2019	1, 2, 3
Xcel Energy Inc.	XEL	98389B100	5/15/2019	1, 2, 3
PACIFIC GAS & ELECTRIC	PCG-PA	694308206	6/21/2019	1, 2, 3, 5, 7
SOUTHERN CALIFORNIA EDISON	SCE-PD	842400400	4/25/2019	1, 2, 3, 5
SOUTHERN CALIFORNIA EDISON	SCE-PE	842400509	4/25/2019	1, 2, 3, 5

* Proposal Respecting:
1. Election of directors.
2. Ratification of auditors.
3. Non-binding approval of executive compensation plan.
4. Non-binding approval of frequency to vote on executive compensation plan.
5. Shareholder - request for additional information and/or proposal.
6. Approval of senior officer supplemental incentive compensation plan.
7. Approval of amendment to certificate of incorporation, company by-laws or charter document.
8. Approval of Amended and Restated Stock Purchase Plan to increase number of shares available under the plan.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)	/s/ Michael Feldschuh
BY: Michael Feldschuh
ITS: President and Chief Executive Officer
(Chief Executive Officer, Principal Executive Officer)

Date: August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert J. Michel
BY: Robert J. Michel
ITS: Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer)

Date: August 30, 2019